ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan and lease losses:
Balance at beginning of period	$ 52,576	$ 57,235	$ 59,311
Provision for loan and lease losses	19,117	19,210	33,564
Gross charge-offs	25,312	25,798	38,351
Recoveries	1,396	1,929	2,711
Balance at end of period	47,777	52,576	57,235
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	3,179,064	2,968,447	2,816,093
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	52,576	57,235	59,311
Provision for loan and lease losses	19,117	19,210	33,564
Gross charge-offs	25,312	25,798	38,351
Recoveries	1,396	1,929	2,711
Total net charge-offs	23,916	23,869	35,640
Balance at end of period	47,777	52,576	57,235
Ending allowance on loans individually evaluated for impairment	9,528	12,539	10,416
Ending allowance on loans collectively evaluated for impairment	38,249	40,037	46,819
Impaired Financing Receivable, Related Allowance	47,777	52,576	57,235
Loans and Leases:
Ending balance of loans individually evaluated for impairment	57,360	60,277	68,149
Ending balance of loans collectively evaluated for impairment	3,121,704	2,908,170	2,747,944
Loans and Leases Receivable, Net of Deferred Income	3,179,064	2,968,447
Commercial
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	861,033	856,981	800,253
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,289	10,138	18,590
Provision for loan and lease losses	1,556	2,825	4,252
Gross charge-offs	4,312	3,436	13,324
Recoveries	393	762	620
Total net charge-offs	3,919	2,674	12,704
Balance at end of period	7,926	10,289	10,138
Ending allowance on loans individually evaluated for impairment	1,151	3,205	2,017
Ending allowance on loans collectively evaluated for impairment	6,775	7,084	8,121
Impaired Financing Receivable, Related Allowance	7,926	10,289	10,138
Loans and Leases:
Ending balance of loans individually evaluated for impairment	16,661	8,351	12,175
Ending balance of loans collectively evaluated for impairment	844,372	848,630	788,078
Loans and Leases Receivable, Net of Deferred Income	861,033	856,981
Real estate-construction
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	73,517	114,974	163,543
Real estate-construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	4,424	8,326	8,143
Provision for loan and lease losses	1,528	2,345	8,778
Gross charge-offs	2,684	6,279	8,619
Recoveries	0	32	24
Total net charge-offs	2,684	6,247	8,595
Balance at end of period	3,268	4,424	8,326
Ending allowance on loans individually evaluated for impairment	838	2,578	3,716
Ending allowance on loans collectively evaluated for impairment	2,430	1,846	4,610
Impaired Financing Receivable, Related Allowance	3,268	4,424	8,326
Loans and Leases:
Ending balance of loans individually evaluated for impairment	2,076	17,387	19,294
Ending balance of loans collectively evaluated for impairment	71,441	97,587	144,249
Loans and Leases Receivable, Net of Deferred Income	73,517	114,974
Real estate-commercial
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	1,417,008	1,233,067	1,139,931
Real estate-commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	18,228	14,917	15,190
Provision for loan and lease losses	16,670	13,384	6,836
Gross charge-offs	11,012	10,382	8,191
Recoveries	265	309	1,082
Total net charge-offs	10,747	10,073	7,109
Balance at end of period	24,151	18,228	14,917
Ending allowance on loans individually evaluated for impairment	7,155	6,441	4,347
Ending allowance on loans collectively evaluated for impairment	16,996	11,787	10,570
Impaired Financing Receivable, Related Allowance	24,151	18,228	14,917
Loans and Leases:
Ending balance of loans individually evaluated for impairment	35,422	30,708	31,260
Ending balance of loans collectively evaluated for impairment	1,381,586	1,202,359	1,108,671
Loans and Leases Receivable, Net of Deferred Income	1,417,008	1,233,067
Real estate-residential
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	318,210	287,980	269,173
Real estate-residential | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	4,994	8,907	5,308
Provision for loan and lease losses	346	(2,407)	5,268
Gross charge-offs	1,814	1,551	1,693
Recoveries	73	45	24
Total net charge-offs	1,741	1,506	1,669
Balance at end of period	3,599	4,994	8,907
Ending allowance on loans individually evaluated for impairment	290	313	336
Ending allowance on loans collectively evaluated for impairment	3,309	4,681	8,571
Impaired Financing Receivable, Related Allowance	3,599	4,994	8,907
Loans and Leases:
Ending balance of loans individually evaluated for impairment	2,604	3,730	5,420
Ending balance of loans collectively evaluated for impairment	315,606	284,250	263,753
Installment
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	56,810	67,543	69,711
Installment | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	1,659	1,981	2,159
Provision for loan and lease losses	(883)	(159)	457
Gross charge-offs	577	526	1,154
Recoveries	323	363	519
Total net charge-offs	254	163	635
Balance at end of period	522	1,659	1,981
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	522	1,659	1,981
Impaired Financing Receivable, Related Allowance	522	1,659	1,981
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0	0
Ending balance of loans collectively evaluated for impairment	56,810	67,543	69,711
Loans and Leases Receivable, Net of Deferred Income	56,810	67,543
Home equity
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	367,500	358,960	341,310
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,751	10,939	8,063
Provision for loan and lease losses	(2,032)	1,878	6,183
Gross charge-offs	3,661	2,183	3,499
Recoveries	115	117	192
Total net charge-offs	3,546	2,066	3,307
Balance at end of period	5,173	10,751	10,939
Ending allowance on loans individually evaluated for impairment	2	2	0
Ending allowance on loans collectively evaluated for impairment	5,171	10,749	10,939
Impaired Financing Receivable, Related Allowance	5,173	10,751	10,939
Loans and Leases:
Ending balance of loans individually evaluated for impairment	101	101	0
Ending balance of loans collectively evaluated for impairment	367,399	358,859	341,310
Loans and Leases Receivable, Net of Deferred Income	367,500	358,960
All other
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	84,986	48,942	32,172
All other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	2,231	2,027	1,858
Provision for loan and lease losses	1,932	1,344	1,790
Gross charge-offs	1,252	1,441	1,871
Recoveries	227	301	250
Total net charge-offs	1,025	1,140	1,621
Balance at end of period	3,138	2,231	2,027
Ending allowance on loans individually evaluated for impairment	92	0	0
Ending allowance on loans collectively evaluated for impairment	3,046	2,231	2,027
Impaired Financing Receivable, Related Allowance	3,138	2,231	2,027
Loans and Leases:
Ending balance of loans individually evaluated for impairment	496	0	0
Ending balance of loans collectively evaluated for impairment	84,490	48,942	32,172
Loans and Leases Receivable, Net of Deferred Income	$ 84,986	$ 48,942